Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Company's Fixed assets (Detail)	12 Months Ended
Dec. 31, 2015
Buildings and Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	20 years
Buildings and Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	40 years
Computer and Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	Useful life or term of lease whichever is shorter
Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	7 years
Vehicles [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	5 years